Segment and geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Total segment revenue	$ 12,834	$ 4,418
Total Cost of revenues	(33,846)	(7,870)
Research and development	(2,826)	(1,604)
Sales and marketing	(10,875)	(4,808)
General and administrative	(24,411)	(10,075)
Loss from operations	(59,124)	(19,939)
Mobility [Member]
Indefinite-lived Intangible Assets [Line Items]
Total segment revenue	9,907	4,208
Total Cost of revenues	(22,762)	(7,870)
Media [Member]
Indefinite-lived Intangible Assets [Line Items]
Total segment revenue	2,770
Total Cost of revenues	(9,442)
All Other [Member]
Indefinite-lived Intangible Assets [Line Items]
Total segment revenue	156	4,418
Total Cost of revenues	$ (1,642)